Schedule of Investments (unaudited)
December 31, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.(a)	356	$ 91,965
Howmet Aerospace, Inc.	1,966	106,400
TransDigm Group, Inc.	276	279,202
		477,567
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	581	50,193
Expeditors International of Washington, Inc.	730	92,856
FedEx Corp.	1,157	292,686
United Parcel Service, Inc., Class B	3,617	568,701
		1,004,436
Automobile Components — 0.1%
Aptiv PLC(a)	1,423	127,672
BorgWarner, Inc.	1,178	42,231
		169,903
Automobiles — 2.2%
Ford Motor Co.	19,726	240,460
General Motors Co.	6,869	246,735
Tesla, Inc.(a)	13,832	3,436,975
		3,924,170
Banks — 3.1%
Bank of America Corp.	34,433	1,159,359
Citigroup, Inc.	9,568	492,178
Citizens Financial Group, Inc.	2,317	76,786
Comerica, Inc.	667	37,225
Fifth Third Bancorp	3,384	116,714
Huntington Bancshares, Inc.	7,240	92,093
JPMorgan Chase & Co.	14,459	2,459,476
KeyCorp	4,630	66,672
M&T Bank Corp.	837	114,736
PNC Financial Services Group, Inc. (The)	1,993	308,616
Regions Financial Corp.	4,672	90,543
Truist Financial Corp.	6,687	246,884
U.S. Bancorp	7,787	337,021
Zions Bancorp N.A.	724	31,762
		5,630,065
Beverages — 1.6%
Brown-Forman Corp., Class B, NVS	917	52,360
Coca-Cola Co. (The)	19,460	1,146,778
Constellation Brands, Inc., Class A	809	195,576
Keurig Dr Pepper, Inc.	5,054	168,399
Molson Coors Beverage Co., Class B	939	57,476
Monster Beverage Corp.(a)	3,680	212,005
PepsiCo, Inc.	6,876	1,167,820
		3,000,414
Biotechnology — 2.2%
AbbVie, Inc.	8,830	1,368,385
Amgen, Inc.	2,677	771,030
Biogen, Inc.(a)	723	187,091
Gilead Sciences, Inc.	6,232	504,854
Incyte Corp.(a)	928	58,269
Moderna, Inc.(a)	1,665	165,584
Regeneron Pharmaceuticals, Inc.(a)	535	469,885
Vertex Pharmaceuticals, Inc.(a)	1,289	524,481
		4,049,579
Broadline Retail — 3.9%
Amazon.com, Inc.(a)	45,481	6,910,383
Security	Shares	Value
Broadline Retail (continued)
eBay, Inc.	2,604	$ 113,587
Etsy, Inc.(a)	601	48,711
		7,072,681
Building Products — 0.5%
A O Smith Corp.	606	49,959
Allegion PLC	437	55,364
Carrier Global Corp.	4,212	241,979
Johnson Controls International PLC	3,388	195,284
Masco Corp.	1,115	74,683
Trane Technologies PLC	1,145	279,265
		896,534
Capital Markets — 3.3%
Ameriprise Financial, Inc.	508	192,954
Bank of New York Mellon Corp. (The)	3,859	200,861
BlackRock, Inc.(b)	700	568,260
Blackstone, Inc., Class A, NVS	3,551	464,897
Cboe Global Markets, Inc.	527	94,101
Charles Schwab Corp. (The)	7,453	512,766
CME Group, Inc., Class A	1,799	378,869
FactSet Research Systems, Inc.	189	90,162
Franklin Resources, Inc.	1,424	42,421
Goldman Sachs Group, Inc. (The)	1,631	629,191
Intercontinental Exchange, Inc.	2,860	367,310
Invesco Ltd.	2,259	40,301
MarketAxess Holdings, Inc.	190	55,642
Moody’s Corp.	787	307,371
Morgan Stanley	6,321	589,433
MSCI, Inc., Class A	393	222,300
Nasdaq, Inc.	1,690	98,257
Northern Trust Corp.	1,040	87,755
Raymond James Financial, Inc.	931	103,806
S&P Global, Inc.	1,620	713,642
State Street Corp.	1,549	119,986
T Rowe Price Group, Inc.	1,120	120,613
		6,000,898
Chemicals — 1.7%
Air Products & Chemicals, Inc.	1,110	303,918
Albemarle Corp.	590	85,243
Celanese Corp., Class A	497	77,219
CF Industries Holdings, Inc.	943	74,968
Corteva, Inc.	3,524	168,870
Dow, Inc.	3,489	191,337
Eastman Chemical Co.	597	53,623
Ecolab, Inc.	1,273	252,500
FMC Corp.	629	39,658
International Flavors & Fragrances, Inc.	1,282	103,804
Linde PLC	2,425	995,972
LyondellBasell Industries NV, Class A	1,277	121,417
Mosaic Co. (The)	1,614	57,668
PPG Industries, Inc.	1,182	176,768
Sherwin-Williams Co. (The)	1,176	366,794
		3,069,759
Commercial Services & Supplies — 0.6%
Cintas Corp.	431	259,746
Copart, Inc.(a)	4,365	213,885
Republic Services, Inc.	1,028	169,528
Rollins, Inc.	1,406	61,400
Veralto Corp.	1,096	90,157
Waste Management, Inc.	1,833	328,290
		1,123,006

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	1,263	$ 297,449
Cisco Systems, Inc.	20,258	1,023,434
F5, Inc.(a)	301	53,873
Juniper Networks, Inc.	1,619	47,728
Motorola Solutions, Inc.	828	259,239
		1,681,723
Construction & Engineering — 0.1%
Quanta Services, Inc.	724	156,239
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	310	154,662
Vulcan Materials Co.	661	150,054
		304,716
Consumer Finance — 0.6%
American Express Co.	2,879	539,352
Capital One Financial Corp.	1,908	250,177
Discover Financial Services	1,246	140,050
Synchrony Financial	2,053	78,404
		1,007,983
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	2,214	1,461,417
Dollar General Corp.	1,100	149,545
Dollar Tree, Inc.(a)	1,042	148,016
Kroger Co. (The)	3,321	151,803
Sysco Corp.	2,532	185,165
Target Corp.	2,309	328,848
Walgreens Boots Alliance, Inc.	3,602	94,048
		2,518,842
Containers & Packaging — 0.2%
Amcor PLC	7,197	69,379
Avery Dennison Corp.	401	81,067
Ball Corp.	1,579	90,824
International Paper Co.	1,721	62,214
Packaging Corp. of America	444	72,332
Westrock Co.	1,281	53,187
		429,003
Distributors — 0.1%
Genuine Parts Co.	704	97,504
LKQ Corp.	1,353	64,660
Pool Corp.	191	76,154
		238,318
Diversified Telecommunication Services — 0.8%
AT&T Inc.	35,759	600,036
Verizon Communications, Inc.	21,026	792,680
		1,392,716
Electric Utilities — 0.8%
Constellation Energy Corp.	1,598	186,790
Edison International	1,916	136,975
Entergy Corp.	1,056	106,857
Eversource Energy	1,747	107,825
Exelon Corp.	4,953	177,813
NextEra Energy, Inc.	10,261	623,253
NRG Energy, Inc.	1,125	58,162
		1,397,675
Electrical Equipment — 0.7%
AMETEK, Inc.	1,149	189,459
Eaton Corp. PLC	1,997	480,917
Emerson Electric Co.	2,845	276,904
Generac Holdings, Inc.(a)	314	40,581
Security	Shares	Value
Electrical Equipment (continued)
Hubbell, Inc.	269	$ 88,482
Rockwell Automation, Inc.	572	177,595
		1,253,938
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	2,993	296,696
CDW Corp.	672	152,759
Corning, Inc.	3,819	116,289
Keysight Technologies, Inc.(a)	894	142,226
TE Connectivity Ltd.	1,558	218,899
Trimble, Inc.(a)	1,258	66,926
Zebra Technologies Corp., Class A(a)	254	69,426
		1,063,221
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	5,055	172,780
Halliburton Co.	4,466	161,446
Schlumberger NV	7,138	371,461
		705,687
Entertainment — 1.3%
Electronic Arts, Inc.	1,228	168,003
Live Nation Entertainment, Inc.(a)	715	66,924
Netflix, Inc.(a)	2,189	1,065,780
Take-Two Interactive Software, Inc.(a)	785	126,346
Walt Disney Co. (The)	9,151	826,244
Warner Bros Discovery, Inc., Class A(a)	11,027	125,487
		2,378,784
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B(a)	9,099	3,245,249
Fidelity National Information Services, Inc.	2,951	177,267
Fiserv, Inc.(a)	2,998	398,254
FleetCor Technologies, Inc.(a)	362	102,305
Global Payments, Inc.	1,304	165,608
Jack Henry & Associates, Inc.	359	58,664
Mastercard, Inc., Class A	4,141	1,766,178
PayPal Holdings, Inc.(a)	5,410	332,228
Visa, Inc., Class A	7,972	2,075,510
		8,321,263
Food Products — 1.0%
Archer-Daniels-Midland Co.	2,670	192,827
Bunge Global SA	729	73,593
Campbell Soup Co.	980	42,365
Conagra Brands, Inc.	2,383	68,297
General Mills, Inc.	2,901	188,971
Hershey Co. (The)	746	139,084
Hormel Foods Corp.	1,470	47,202
J M Smucker Co. (The)	533	67,361
Kellanova	1,327	74,193
Kraft Heinz Co. (The)	3,980	147,180
Lamb Weston Holdings, Inc.	725	78,365
McCormick & Co., Inc., NVS	1,264	86,483
Mondelez International, Inc., Class A	6,804	492,814
Tyson Foods, Inc., Class A	1,430	76,862
		1,775,597
Gas Utilities — 0.0%
Atmos Energy Corp.	737	85,418
Ground Transportation — 0.9%
CSX Corp.	9,864	341,985
JB Hunt Transport Services, Inc.	406	81,095
Norfolk Southern Corp.	1,135	268,291

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	447	$ 181,183
Union Pacific Corp.	3,049	748,895
		1,621,449
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	8,679	955,297
Align Technology, Inc.(a)	358	98,092
Baxter International, Inc.	2,547	98,467
Becton Dickinson & Co.	1,455	354,773
Boston Scientific Corp.(a)	7,323	423,343
Cooper Cos., Inc. (The)	246	93,096
DENTSPLY SIRONA, Inc.	1,081	38,473
Dexcom, Inc.(a)	1,939	240,610
Edwards Lifesciences Corp.(a)	3,027	230,809
GE HealthCare Technologies, Inc.	1,957	151,315
Hologic, Inc.(a)	1,236	88,312
IDEXX Laboratories, Inc.(a)	415	230,346
Insulet Corp.(a)	346	75,075
Intuitive Surgical, Inc.(a)	1,761	594,091
Medtronic PLC	6,654	548,156
ResMed, Inc.	731	125,747
STERIS PLC	496	109,046
Stryker Corp.	1,691	506,387
Teleflex, Inc.	232	57,847
Zimmer Biomet Holdings, Inc.	1,038	126,324
		5,145,606
Health Care Providers & Services — 3.1%
Cardinal Health, Inc.	1,237	124,690
Cencora, Inc.	832	170,876
Centene Corp.(a)	2,681	198,957
Cigna Group (The)	1,461	437,496
CVS Health Corp.	6,424	507,239
DaVita, Inc.(a)	267	27,971
Elevance Health, Inc.	1,176	554,554
HCA Healthcare, Inc.	994	269,056
Henry Schein, Inc.(a)	652	49,363
Humana, Inc.	618	282,927
Laboratory Corp. of America Holdings	426	96,825
McKesson Corp.	663	306,956
Molina Healthcare, Inc.(a)	289	104,419
Quest Diagnostics, Inc.	562	77,489
UnitedHealth Group, Inc.	4,626	2,435,450
Universal Health Services, Inc., Class B	307	46,799
		5,691,067
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	2,780	55,044
Ventas, Inc.	1,994	99,381
		154,425
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	3,497	68,087
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(a)	2,169	295,288
Booking Holdings, Inc.(a)	174	617,216
Caesars Entertainment, Inc.(a)	1,080	50,630
Carnival Corp.(a)	5,067	93,942
Chipotle Mexican Grill, Inc.(a)	137	313,314
Darden Restaurants, Inc.	599	98,416
Domino’s Pizza, Inc.	175	72,140
Expedia Group, Inc.(a)	669	101,548
Hilton Worldwide Holdings, Inc.	1,287	234,350
Las Vegas Sands Corp.	1,852	91,137
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	1,238	$ 279,181
McDonald’s Corp.	3,628	1,075,738
MGM Resorts International	1,370	61,212
Norwegian Cruise Line Holdings Ltd.(a)(c)	2,156	43,206
Royal Caribbean Cruises Ltd.(a)	1,183	153,187
Starbucks Corp.	5,714	548,601
Wynn Resorts Ltd.	486	44,279
Yum! Brands, Inc.	1,400	182,924
		4,356,309
Household Durables — 0.4%
DR Horton, Inc.	1,505	228,730
Garmin Ltd.	766	98,462
Lennar Corp., Class A	1,249	186,151
Mohawk Industries, Inc.(a)	269	27,841
NVR, Inc.(a)	15	105,007
PulteGroup, Inc.	1,082	111,684
Whirlpool Corp.	277	33,730
		791,605
Household Products — 1.4%
Church & Dwight Co., Inc.	1,235	116,782
Clorox Co. (The)	616	87,835
Colgate-Palmolive Co.	4,118	328,246
Kimberly-Clark Corp.	1,695	205,959
Procter & Gamble Co. (The)	11,787	1,727,267
		2,466,089
Industrial Conglomerates — 0.4%
General Electric Co.	5,443	694,690
Industrial REITs — 0.3%
Prologis, Inc.	4,621	615,979
Insurance — 2.3%
Aflac, Inc.	2,669	220,192
Allstate Corp. (The)	1,303	182,394
American International Group, Inc.	3,523	238,683
Aon PLC, Class A	1,005	292,475
Arch Capital Group Ltd.(a)	1,862	138,291
Arthur J. Gallagher & Co.	1,082	243,320
Assurant, Inc.	267	44,987
Brown & Brown, Inc.	1,183	84,123
Chubb Ltd.	2,038	460,588
Cincinnati Financial Corp.	776	80,285
Everest Group Ltd.	217	76,727
Globe Life, Inc.	434	52,826
Hartford Financial Services Group, Inc. (The)	1,509	121,293
Loews Corp.	929	64,649
Marsh & McLennan Cos., Inc.	2,466	467,233
MetLife, Inc.	3,120	206,326
Principal Financial Group, Inc.	1,088	85,593
Progressive Corp. (The)	2,926	466,053
Prudential Financial, Inc.	1,798	186,471
Travelers Cos., Inc. (The)	1,143	217,730
W R Berkley Corp.	1,023	72,347
Willis Towers Watson PLC	504	121,565
		4,124,151
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A(a)	29,597	4,134,405
Alphabet, Inc., Class C, NVS(a)	24,910	3,510,566
Match Group, Inc.(a)	1,342	48,983
Meta Platforms, Inc., Class A(a)	11,101	3,929,310
		11,623,264

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.4%
Accenture PLC, Class A	3,139	$ 1,101,506
Akamai Technologies, Inc.(a)	759	89,828
Cognizant Technology Solutions Corp., Class A	2,515	189,958
EPAM Systems, Inc.(a)	290	86,229
Gartner, Inc.(a)	391	176,384
International Business Machines Corp.	4,563	746,279
VeriSign, Inc.(a)	444	91,446
		2,481,630
Leisure Products — 0.0%
Hasbro, Inc.	667	34,057
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	1,468	204,096
Bio-Rad Laboratories, Inc., Class A(a)	107	34,549
Bio-Techne Corp.	780	60,185
Charles River Laboratories International, Inc.(a)	259	61,228
Danaher Corp.	3,289	760,877
Illumina, Inc.(a)	791	110,139
IQVIA Holdings, Inc.(a)	914	211,481
Mettler-Toledo International, Inc.(a)	109	132,213
Revvity, Inc.	616	67,335
Thermo Fisher Scientific, Inc.	1,932	1,025,486
Waters Corp.(a)	295	97,123
West Pharmaceutical Services, Inc.	372	130,989
		2,895,701
Machinery — 2.0%
Caterpillar, Inc.	2,551	754,254
Cummins, Inc.	708	169,616
Deere & Co.	1,339	535,426
Dover Corp.	701	107,821
Fortive Corp.	1,769	130,252
IDEX Corp.	381	82,719
Illinois Tool Works, Inc.	1,366	357,810
Ingersoll Rand, Inc.	2,018	156,072
Nordson Corp.	269	71,059
Otis Worldwide Corp.	2,054	183,771
PACCAR, Inc.	2,626	256,429
Parker-Hannifin Corp.	645	297,152
Pentair PLC	831	60,422
Snap-on, Inc.	262	75,676
Stanley Black & Decker, Inc.	764	74,948
Westinghouse Air Brake Technologies Corp.	897	113,829
Xylem, Inc.	1,198	137,003
		3,564,259
Media — 0.8%
Charter Communications, Inc., Class A(a)	504	195,895
Comcast Corp., Class A	20,083	880,639
Fox Corp., Class A, NVS	1,212	35,960
Fox Corp., Class B	693	19,161
Interpublic Group of Cos., Inc. (The)	1,913	62,440
News Corp., Class A, NVS	1,869	45,884
News Corp., Class B	548	14,095
Omnicom Group, Inc.	992	85,818
Paramount Global, Class B, NVS	2,405	35,570
		1,375,462
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	7,175	305,440
Newmont Corp.	5,782	239,317
Nucor Corp.	1,223	212,851
Steel Dynamics, Inc.	763	90,110
		847,718
Security	Shares	Value
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	3,128	$ 89,367
Consolidated Edison, Inc.	1,725	156,923
Public Service Enterprise Group, Inc.	2,500	152,875
Sempra	3,139	234,578
		633,743
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	785	99,515
Boston Properties, Inc.	714	50,101
		149,616
Oil, Gas & Consumable Fuels — 0.8%
Kinder Morgan, Inc.	9,649	170,208
Marathon Petroleum Corp.	1,905	282,626
ONEOK, Inc.	2,899	203,568
Phillips 66	2,208	293,973
Targa Resources Corp.	1,105	95,991
Valero Energy Corp.	1,709	222,170
Williams Cos., Inc. (The)	6,060	211,070
		1,479,606
Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)	3,259	44,779
Delta Air Lines, Inc.	3,209	129,098
Southwest Airlines Co.	2,986	86,236
United Airlines Holdings, Inc.(a)	1,644	67,831
		327,944
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,164	170,235
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	10,175	522,079
Catalent, Inc.(a)	889	39,943
Eli Lilly & Co.	3,988	2,324,685
Merck & Co., Inc.	12,673	1,381,610
Pfizer, Inc.	28,239	813,001
Viatris, Inc.	6,058	65,608
Zoetis, Inc., Class A	2,292	452,372
		5,599,298
Professional Services — 0.7%
Automatic Data Processing, Inc.	2,061	480,151
Broadridge Financial Solutions, Inc.	592	121,804
Ceridian HCM Holding, Inc.(a)(c)	776	52,085
Equifax, Inc.	614	151,836
Paychex, Inc.	1,614	192,244
Paycom Software, Inc.	244	50,440
Robert Half, Inc.	536	47,125
Verisk Analytics, Inc.	722	172,457
		1,268,142
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	1,530	142,428
CoStar Group, Inc.(a)	2,033	177,664
		320,092
Residential REITs — 0.3%
AvalonBay Communities, Inc.	714	133,675
Camden Property Trust	540	53,617
Equity Residential	1,739	106,357
Essex Property Trust, Inc.	322	79,837
Invitation Homes, Inc.	2,891	98,612
Mid-America Apartment Communities, Inc.	582	78,256
UDR, Inc.	1,491	57,090
		607,444

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs — 0.3%
Federal Realty Investment Trust	371	$ 38,231
Kimco Realty Corp.	3,103	66,125
Realty Income Corp.	3,633	208,607
Regency Centers Corp.	829	55,543
Simon Property Group, Inc.	1,631	232,646
		601,152
Semiconductors & Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc.(a)	8,080	1,191,073
Analog Devices, Inc.	2,491	494,613
Applied Materials, Inc.	4,184	678,101
Broadcom, Inc.	2,195	2,450,169
Enphase Energy, Inc.(a)	684	90,384
First Solar, Inc.(a)	530	91,308
Intel Corp.	21,085	1,059,521
KLA Corp.	678	394,121
Lam Research Corp.	658	515,385
Microchip Technology, Inc.	2,715	244,839
Micron Technology, Inc.	5,491	468,602
Monolithic Power Systems, Inc.	238	150,126
NVIDIA Corp.	12,353	6,117,453
NXP Semiconductors NV	1,296	297,665
ON Semiconductor Corp.(a)	2,152	179,756
Qorvo, Inc.(a)	484	54,503
QUALCOMM, Inc.	5,566	805,011
Skyworks Solutions, Inc.	801	90,048
Teradyne, Inc.	757	82,150
Texas Instruments, Inc.	4,542	774,229
		16,229,057
Software — 11.8%
Adobe, Inc.(a)	2,277	1,358,458
ANSYS, Inc.(a)	433	157,127
Autodesk, Inc.(a)	1,068	260,037
Cadence Design Systems, Inc.(a)	1,364	371,513
Fair Isaac Corp.(a)	123	143,173
Fortinet, Inc.(a)(c)	3,198	187,179
Gen Digital, Inc.	2,861	65,288
Intuit, Inc.	1,402	876,292
Microsoft Corp.	37,170	13,977,407
Oracle Corp.	7,946	837,747
Palo Alto Networks, Inc.(a)	1,554	458,243
PTC, Inc.(a)	597	104,451
Roper Technologies, Inc.	533	290,576
Salesforce, Inc.(a)	4,866	1,280,439
ServiceNow, Inc.(a)	1,025	724,152
Synopsys, Inc.(a)	759	390,817
Tyler Technologies, Inc.(a)	211	88,223
		21,571,122
Specialized REITs — 1.2%
American Tower Corp.	2,331	503,216
Crown Castle, Inc.	2,167	249,617
Digital Realty Trust, Inc.	1,509	203,081
Equinix, Inc.	468	376,922
Extra Space Storage, Inc.	1,058	169,629
Iron Mountain, Inc.	1,466	102,591
Public Storage	794	242,170
SBA Communications Corp., Class A	541	137,246
VICI Properties, Inc.	5,191	165,489
Weyerhaeuser Co.	3,676	127,815
		2,277,776
Security	Shares	Value
Specialty Retail — 2.2%
AutoZone, Inc.(a)	88	$ 227,534
Bath & Body Works, Inc.	1,122	48,426
Best Buy Co., Inc.	967	75,697
CarMax, Inc.(a)	796	61,085
Home Depot, Inc. (The)	5,002	1,733,443
Lowe’s Cos., Inc.	2,886	642,279
O’Reilly Automotive, Inc.(a)	297	282,174
Ross Stores, Inc.	1,696	234,709
TJX Cos., Inc. (The)	5,720	536,593
Tractor Supply Co.	543	116,761
Ulta Beauty, Inc.(a)	247	121,028
		4,079,729
Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	73,116	14,077,023
Hewlett Packard Enterprise Co.	6,460	109,691
HP, Inc.	4,336	130,470
NetApp, Inc.	1,035	91,246
Seagate Technology Holdings PLC	964	82,297
Western Digital Corp.(a)	1,603	83,949
		14,574,676
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(a)	574	293,480
NIKE, Inc., Class B	6,122	664,666
Ralph Lauren Corp., Class A	203	29,273
Tapestry, Inc.	1,120	41,227
VF Corp.	1,685	31,678
		1,060,324
Trading Companies & Distributors — 0.2%
Fastenal Co.	2,842	184,076
United Rentals, Inc.	340	194,963
		379,039
Water Utilities — 0.1%
American Water Works Co., Inc.	972	128,294
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	2,542	407,559
Total Long-Term Investments — 99.8% (Cost: $182,127,550)		181,546,531
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(d)(e)	285,339	285,539
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)(d)	258,594	258,594
Total Short-Term Securities — 0.3% (Cost: $544,005)		544,133
Total Investments — 100.1% (Cost: $182,671,555)		182,090,664
Liabilities in Excess of Other Assets — (0.1)%		(115,635)
Net Assets — 100.0%		$ 181,975,029
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P 500 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 68,967	$ 216,267(a)	$ —	$ 192	$ 113	$ 285,539	285,339	$ 1,134(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	167,581	91,013(a)	—	—	—	258,594	258,594	10,903	—
BlackRock, Inc.	420,876	195,846	(151,466)	(8,906)	111,910	568,260	700	11,835	—
				$ (8,714)	$ 112,023	$ 1,112,393		$ 23,872	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	16	03/15/24	$ 386	$ 9,505
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P 500 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 181,546,531	$ —	$ —	$ 181,546,531
Short-Term Securities
Money Market Funds	544,133	—	—	544,133
	$ 182,090,664	$ —	$ —	$ 182,090,664
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 9,505	$ —	$ —	$ 9,505
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust